Accounts Receivable, Net - Summary of Credit Loss Provision Related to Accounts Receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impact of adoption to ASC 326	¥ (3,122)
Balance at beginning of the year	(922)	¥ (922)	¥ (500)
Current year provision	(1,907)		(632)
Current year reversal	1,502		210
Balance at end of the year	(4,449)	(922)	¥ (922)
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance at beginning of the year	¥ (4,044)
Balance at end of the year		¥ (4,044)